U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

September 15, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Manager Directed Portfolios (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897

Dear Madam or Sir:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, Sphere 500 Fossil Free Fund, is Post-Effective Amendment No. 126 and Amendment No. 129 to the Trust’s Registration Statement on Form N-1A.

The primary purposes of this filing are to: (1) change the Fund’s name to Sphere 500 Climate Fund; (2) make material changes to the Fund’s principal investment strategies and investment policies; and (3) make certain other non-material changes to the Fund’s prospectus and SAI.

The Trust anticipates filing a subsequent Post-Effective Amendment with respect to the Fund pursuant to Rule 485(b) on or about November 14, 2022 to reflect changes made in response to comments from the Commission staff and to make other non-material changes to the Fund’s prospectus and SAI.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at alyssa.bernard@usbank.com.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President and Secretary
U.S. Bank Global Fund Services
as Administrator of the Trust

Enclosures